Income Tax (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax 1	$ 7,585
Income Tax 2	6,462
Income Tax 3	7,763
Income Tax 4	6,725
Income Tax 5	1,190
Income Tax 6	1,022
Income Tax 7	8
Income Tax 8	10
Income Tax 9	168
Income Tax 10	147
Income Tax 11	126
Income Tax 12	133
Income Tax 13	167
Income Tax 14	111
Income Tax 15	84
Income Tax 16	99
Income Tax 17	137
Income Tax 18	5,438
Income Tax 19	$ 4,563